Climate change and energy transition - Additional information 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Global oil production %	1.50%
Global gas production %	2.00%
Planning horizon	10 years
Deferred tax	$ 6,454	$ 7,815
Provision for decommissioning and restoration, undiscounted	33,000	33,000
Amount of provisions expected to be utilized	$ 19,453	20,000
Decommissioning term	50 years
Onerous contracts provision	$ 1,100	1,500
Assets tested for exposure to climate related risks	70.00%
Assets exposed to climate related risks	13.00%
Forecast | Retained earnings
Disclosure of Climate Change and Energy Transition [Line Items]
Increase through realisation of merger reserve	$ 234,000
Brazil, Malaysia and Australia
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 241	$ 303
All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	7.50%	6.50%
Chemical & products and Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 455	$ 382
Bottom of range | Integrated Gas and Upstream segments | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	18,000
Top of range | Integrated Gas and Upstream segments | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	$ 25,000
Actuarial assumption of discount rates
Disclosure of Climate Change and Energy Transition [Line Items]
Range of assumptions, possible increase	1.00%
Actuarial assumption of discount rates | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,000
Actuarial assumption of discount rates | All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	0
Actuarial assumption of discount rates | Bottom of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	2,000
Actuarial assumption of discount rates | Top of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 4,000
Power infrastructure
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	7.50%
Other PPE
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	6.00%